[Front cover]


[Background photo of newspaper, writing instrument and calculator with paper tape]


-----------------------------------------------------
COLONIAL INTERMARKET INCOME TRUST I Semiannual report
-----------------------------------------------------

May 31, 1999

--------------------------------------------------------------------------------
                 COLONIAL INTERMARKET INCOME TRUST I HIGHLIGHTS
                         DECEMBER 1, 1998 - MAY 31, 1999

Investment Objective: Colonial InterMarket Income Trust I seeks as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government, and lower-rated corporate debt securities.

Portfolio Manager Commentary: "As global economic conditions strengthened and interest rates rose during the past six months, high quality U.S. Treasury and developed foreign government security values declined significantly. Although the Trust had relatively large positions in these sectors, falling prices were partially offset by strong gains in lower-quality U.S. corporate and emerging market bonds. These bonds benefited from expectations of stronger economies around the world, once again highlighting the advantage of diversification. Throughout the period, we made opportunistic purchases to take advantage of changing economic and market conditions."

                                                              -- Laura Ostrander

                 Colonial InterMarket Income Trust I Performance
Six-month distributions declared per share                        $0.460
--------------------------------------------------------------------------------
Six-month total return, assuming
reinvestment of all distributions
[checkmark] NAV                                                    0.23%
[checkmark] Market Price                                          (4.68)%
--------------------------------------------------------------------------------
Price per share on 5/31/99
[checkmark] NAV                                                  $10.68
[checkmark] Market Price                                          $9.63

Securities Breakdown
(as of 5/31/99)
 ......................................
1. High yield corporate......... 40.2%
2. U.S. govt. & agency.......... 27.4%
3.Foreign govt. & agency........ 26.1%
4. Other......................... 6.3%

Government Breakdown
Top Five Foreign Countries
(as of 5/31/99)
 ...................................
1.United Kingdom.............. 4.1%
2.Greece...................... 3.5%
3.Australia................... 2.6%
4. Mexico..................... 2.1%
5. Brazil......................2.0%

Securities and government breakdowns are calculated as a percentage of total net assets.

Because the Trust is actively managed, there can be no guarantee the Trust will continue to maintain these country weightings or invest in these securities sectors in the future.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[Photo of: Stephen E. Gibson]

During the six-months ended May 31, 1999, the bond market experienced considerable volatility. In early December 1998, continued fears of a global recession resulted in a "flight to quality" that benefited bond performance. Treasury securities, considered the safest bond investments, were the top U.S. bond performers. By the end of May 1999, several events reversed this trend. Global economies stabilized, and strong U.S. economic growth in the last quarter of 1998 and the first quarter of 1999 renewed investors' inflation fears. Bond prices declined, and interest rates rose in the U.S. as well as internationally, limiting bond market returns.

Although the investment environment was challenging, the Trust's diversification acted to cushion some of the negative effects of dramatic market swings. The Trust's three market sectors -- U.S. government bonds, foreign government bonds and U.S. high-yield corporate bonds -- typically do not rise and fall in sync with one another. As a result, the Trust's structure has provided shareholders with a stabilizing effect during periods of market uncertainty, as well as current income and long-term appreciation potential.

While past performance cannot guarantee future results, for the six-month period ending May 31, 1999, Colonial InterMarket Income Trust I had a total return of positive 0.23% versus its Lipper peer group average of negative 0.48%.(1)

As always, we thank you for choosing Colonial InterMarket Income Trust I and for giving us the opportunity to serve your investment needs.

Respectfully,

[Signature of Stephen E. Gibson]

Stephen E. Gibson
President
July 12, 1999

(1)Source: Lipper, Inc. Lipper averages are based on the Lipper General Bond category of 14 funds. For the one-year period, the Fund had a return of 1.77% vs. the Lipper average of 0.73%. For the three-year period, the Fund had an average annual total return of 8.27% vs. the Lipper average of 7.45%. For the five-year period, the Fund had a return of 9.12% vs. the Lipper average of 8.08%. Neither the Fund's returns nor the Lipper averages include sales charges or commissions. Past performance cannot guarantee future results.

   Because economic and market conditions change frequently, there can be no assurance that the trends described herein will continue or come to pass.

--------------------------------------------------------------------------------

                              INVESTMENT PORTFOLIO
                     MAY 31, 1999 (UNAUDITED, IN THOUSANDS)

BONDS & NOTES - 93.7%
--------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - 40.2%          PAR        VALUE
--------------------------------------------------------------------------------
CONSTRUCTION - 0.5%
 Building Construction
 Nortek, Inc.,
                       8.875%      8/1/2008 (a)     $  550       $  550
                                                                 ------

--------------------------------------------------------------------------------
MANUFACTURING - 14.5%
 Chemicals & Allied Products - 2.8%
 ClimaChem, Inc.,
                      10.750%      12/1/2007           500          485
 HydroChem Industrial Services, Inc.,
                      10.375%      8/1/2007            490          436
 LaRoche Industries, Inc.,
                       9.500%      9/15/2007           500          365
 PCI Chemicals Canada, Inc.,
                       9.250%      10/15/2007 (b)      250          210
 Sterling Chemicals, Inc.,
                      11.750%      8/15/2006           500          472
 Texas Petrochemical Corp.,
                      11.125%      7/1/2006            400          364
 Trans Resources, Inc.,
                      10.750%      3/15/2008         1,000          975
                                                                 ------
                                                                  3,307
                                                                 ------

 Electronic & Electrical Equipment - 0.2%
 Amphenol Corp.,
                       9.875%      5/15/2007           250          259
                                                                 ------

 Fabricated Metal - 0.9%
 Euramax International, PLC,
                      11.250%      10/01/2006 (c)    1,000        1,040
                                                                 ------

 Food & Kindred Products - 1.1%
 Chattem, Inc.,
                       8.875%      4/1/2008            500          498
 Chiquita Brands International, Inc.,
                      10.250%      11/1/2006           750          778
                                                                 ------
                                                                  1,276
                                                                 ------

 Machinery & Computer Equipment - 0.6%
 IMO Industries, Inc.,
                      11.750%      5/1/2006            750          773
                                                                 ------

                        Investment Portfolio/May 31, 1999
--------------------------------------------------------------------------------

 Miscellaneous Manufacturing - 3.9%
 Eagle-Picher Industries, Inc.,
                       9.375%      3/1/2008         $  875       $  849
 ISG Resources, Inc.,
                      10.000%      4/15/2008           250          256
 Newcor, Inc.,
                       9.875%      3/1/2008          1,000          940
 Tekni-Plex, Inc.,
                       9.250%      3/1/2008            500          492
 Thermadyne Holdings Corp.,
                       9.875%      6/1/2008            850          799
 Tokheim Corp.,
                      11.375%      8/1/2008 (a)      1,000          984
 Werner Holdings Co., Inc.,
                      10.000%      11/15/2007          250          252
                                                                 ------
                                                                  4,572
                                                                 ------

 Paper Products - 1.4%
 Repap New Brunswick, Inc.,
                      10.625%      4/15/2005           750         630
 Riverwood International Corp.,
                      10.625%      8/1/2007          1,000        1,030
                                                                 ------
                                                                  1,660
                                                                 ------

 Primary Metals - 2.4%
 Bayou Steel Corp.,
                       9.500%      5/15/2008           500          496
 Keystone Consolidated Industries, Inc.,
                       9.625%      8/1/2007            500          485
 WCI Steel, Inc.,
                      10.000%      12/1/2004         1,000        1,030
 WHX Corp.,
                      10.500%      4/15/2005           750          750
                                                                 ------
                                                                  2,761
                                                                 ------

 Printing & Publishing - 0.4%
 American Lawyer Media, Inc.,
                       9.750%      12/15/2007          450          458
                                                                 ------

 Rubber & Plastic - 0.2%
 Burke Industries, Inc.,
                      10.000%      8/15/2007           300          219
                                                                 ------

 Transportation Equipment - 0.6%
 LDM Technologies, Inc.,
                      10.750%      1/15/2007           750          773
                                                                 ------

                        Investment Portfolio/May 31, 1999
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME BONDS & NOTES - CONT.          PAR        VALUE
--------------------------------------------------------------------------------
MINING & ENERGY - 2.8%
 Coal Mining - 0.4%
 AEI Resources, Inc.,
                      10.500%      12/15/2005 (a)   $  500       $  495
                                                                 ------

 Oil & Gas Extraction - 2.0%
 HS Resources, Inc.,
                       9.250%      11/15/2006          400          396
 Magnum Hunter Resources, Inc.,
                      10.000%      6/1/2007            750          679
 Mariner Energy Inc.,
                      10.500%      8/1/2006          1,000          885
 Petsec Energy, Inc.,
                       9.500%      6/15/2007           750          397
                                                                 ------
                                                                  2,357
                                                                 ------

 Oil & Gas Field Services - 0.4%
 Chiles Offshore Corp.,
                      10.000%      5/1/2008            500         405
                                                                 ------

--------------------------------------------------------------------------------
RETAIL TRADE - 1.8%
 Food Stores
 Pathmark Stores, Inc.:
                       9.625%      5/1/2003          1,000        1,020
  stepped coupon, (10.750% 11/01/99)
                         (d)       11/1/2003           750          739
 Richmont Marketing Specialists, Inc.,
                      10.125%      12/15/2007 (a)      500          425
                                                                 ------
                                                                  2,184
                                                                 ------

--------------------------------------------------------------------------------
SERVICES - 4.3%
 Amusement & Recreation - 2.1%
 Coast Hotels & Casino, Inc.,
                       9.500%      4/1/2009 (a)      1,500        1,455
 Hollywood Casino Corp.,
                      11.250%      5/1/2007 (a)        500          499
 Regal Cinemas, Inc.,
                       9.500%      6/1/2008            500          476
                                                                 ------
                                                                  2,430
                                                                 ------

 Business Services - 0.4%
 PSINet, Inc.,
                      10.000%      2/15/2005           500          502
                                                                 ------

 Hotels, Camps & Lodging - 1.4%
 CapRock Communications Corp.,
                      11.500%      5/1/2009 (a)        750          733

                        Investment Portfolio/May 31, 1999
--------------------------------------------------------------------------------

 Isle of Capri Casinos, Inc.,
                       8.750%      4/15/2009 (a)    $ 1000       $  940
                                                                 ------
                                                                  1,673
                                                                 ------

 Other Services - 0.4%
 Intertek Finance, PLC,
                      10.250%      11/1/2006           500          485
                                                                 ------

--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 15.4%
 Air Transportation - 0.4%
 Trans World Airlines, Inc.,
                      11.375%      3/1/2006          1,000          500
                                                                 ------

 Broadcasting - 1.4%
 LIN Holdings Corp.,
  stepped coupon, (10.000% 03/01/03)
                         (d)       03/01/08          1,000          650
 Young Broadcasting Corp.,
                      10.125%      2/15/2005         1,000        1,040
                                                                 ------
                                                                  1,690
                                                                 ------

 Cable - 7.0%
 Adelphia Communications Corp.,
                       9.875%      3/1/2007            750          791
 Charter Communication Holdings L.L.C.,
  stepped coupon, (9.920% 04/01/04)
                         (d)       4/1/2001          2,000        1,235
 Comcast UK Cable Partners Ltd.,
  stepped coupon, (11.200% 11/15/00)
                         (d)       11/15/2007        1,250        1,119
 Diamond Cable Co.,
  stepped coupon, (10.750% 02/15/02)
                         (d)       2/15/2007         1,000          775
 Echostar Communications Corp.,
                       9.250%      2/1/2006 (a)      2,000        2,010
 Northland Cable Television, Inc.,
                      10.250%      11/15/2007          250          264
 Renaissance Media Group,
  stepped coupon, (10.000% 04/15/03)
                         (d)       04/15/08            875          613
 Shop At Home, Inc.,
                      11.000%      4/1/2005            500          510
 Telewest Communication, PLC,
  stepped coupon, (11.000% 10/01/00)
                         (d)       10/01/07 (c)      1,000          885
                                                                 ------
                                                                  8,202
                                                                 ------

                        Investment Portfolio/May 31, 1999
--------------------------------------------------------------------------------

CORPORATE FIXED INCOME BONDS & NOTES - CONT.          PAR        VALUE
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - CONT.
 Communications - 1.4%
 Call-Net Enterprises, Inc.,
  stepped coupon, (10.800% 05/15/04)
                         (d)       5/15/2009        $  500       $  280
 Nextlink Communications, Inc.,
                      10.750%      6/1/2009            300          300
 Price Communications Wireless, Inc., PIK,
                      11.250%      8/15/2008           530          552
 Time Warner Telecom L.L.C.,
                       9.750%      7/15/2008           500          520
                                                                 ------
                                                                  1,652
                                                                 ------

 Motor Freight & Warehousing - 0.2%
 MTL, Inc.,
                      10.000%      6/15/2006           250          246
                                                                 ------

 Telecommunications - 5.0%
 Arch Communication Group, Inc.,
                      12.750%      7/1/2007            250          205
 Clearnet Communications, Inc.,
  stepped coupon, (14.750% 12/15/00)
                         (d)       12/15/2005          750          690
 Hyperion Telecommunications, Inc.,
  stepped coupon, (13.000% 04/15/01)
                         (d)       4/15/2003 (a)       500          417
 McLeodUSA, Inc.,
  stepped coupon, (10.500% 03/01/02)
                         (d)       3/1/2007            500          380
 Metrocall, Inc.,
                       9.750%      11/1/2007           750          570
 NTL, Inc.,
  stepped coupon, (9.750% 04/15/04)
                         (d)       4/15/2009 (c)     1,000          921
 Price Communications Wireless,
                       9.125%      12/15/2006          750          780
 RCN Corp.,
  stepped coupon, (11.125% 10/15/02)
                         (d)       10/15/2007          750          489
 Sprint Spectrum L.P.,
  stepped coupon, (12.500% 08/15/01)
                         (d)       8/15/2006           500          452
 Telecorp PCS, Inc.,
  stepped coupon, (11.625% 04/15/04)
                         (d)       4/15/2009 (a)       750          386

                        Investment Portfolio/May 31, 1999
--------------------------------------------------------------------------------

 Verio, Inc.,
                      11.250%      12/1/2008 (a)    $  506       $ 534
                                                                 ------
                                                                  5,824
                                                                 ------

 ................................................................................
WHOLESALE TRADE - 0.9%
 Nondurable Goods
 Revlon Consumer Products Corp.,
                       9.000%      11/1/2006         1,000        1,005
                                                                 ------

 TOTAL CORPORATE FIXED INCOME
 BONDS & NOTES (cost of $48,455)                                 47,298
                                                                 ------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 27.4%
--------------------------------------------------------------------------------
 Government National Mortgage Association:
                       9.000%      2016              1,092        1,173
                      10.500%      2015-2020            92          101
                      11.000%      2018-2019           724          807
                                                                 ------
                                                                  2,081
                                                                 ------
 U.S. Treasury Bonds:
                       8.750%      5/15/2017         3,125        4,011
                      11.625%      11/15/2004 (e)   12,602       16,007
                      12.000%      8/15/2013 (e)     4,952        7,028
                                                                 ------
                                                                 27,046
                                                                 ------
 U.S. Treasury Notes:
                       8.875%      2/15/2019         1,265        1,659
                      11.875%      11/15/2003        1,159        1,433
                                                                 ------
                                                                  3,092
                                                                 ------
 TOTAL U.S. GOVERNMENT & AGENCY
 OBLIGATIONS (cost of $33,135)                                   32,219
                                                                 ------

FOREIGN GOVERNMENT &
AGENCY OBLIGATIONS - 26.1%                       CURRENCY
-------------------------------------------------------------------------------------
 Argentina Global Bonds,
                      11.375%      1/30/2017 (f)                  1,235         1,078
 Dresdner Funding Trust II,
                       5.790%      6/30/2011 (a)    Eu              500           525
 Government of France,
                       8.500%      10/25/2008       Eu              939         1,306
 Government of Mexico,
                      11.375%      9/15/2016 (g)                  2,375         2,488
 Government of New Zealand,
                       8.000%      11/15/2006       NZ            3,276         1,943
 Hellenic Republic:
                       8.600%      3/26/2008        GD          346,000         1,303
                       8.800%      6/19/2007        GD          190,000           714
                       8.900%      3/21/2004        GD          571,000         2,050

                        Investment Portfolio/May 31, 1999
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT &
AGENCY OBLIGATIONS - CONT.                       CURRENCY         PAR          VALUE
-------------------------------------------------------------------------------------
 Kingdom of Norway:
                       6.750%      1/15/2007        NK          $ 3,970       $   553
                       9.500%      10/31/2002       NK            7,680         1,102
 Kingdom of Sweden,
                      10.250%      5/5/2003         SK           10,800         1,551
 Republic of Argentina,
                      11.250%      4/10/2006 (h)    DM            1,200           691
 Republic of Brazil,
                      10.125%      5/15/2027 (i)                  3,220         2,336
 Republic of Bulgaria (Brady),
                       5.875%      7/28/2011 (j)                  2,250         1,429
 Republic of Colombia,
                       8.375%      2/15/2027 (k)                   685            493
 Republic of Panama,
                       8.875%      9/30/2027 (l)                  1,290         1,134
 Republic of Venezuela,
                       9.250%      9/15/2027 (m)                  1,800         1,172
 Russian Federation,
                      11.000%      7/24/2018 (n)                  1,300           564
 United Kingdom Treasury:
                       9.000%      7/12/2011        KB              410           895
                      10.000%      2/26/2001        KB              645         1,117
                      10.000%      9/8/2003         KB            1,500         2,844
 United Mexican States,
                      10.375%      1/29/2003 (o)    DM              980           571
 Western Australia Treasury Corp.,
                      10.000%      7/15/2005        A$            3,571         2,791
                                                                               ------

TOTAL FOREIGN GOVERNMENT & AGENCY
OBLIGATIONS (cost of $32,771)                                                  30,650
                                                                               ------

PREFERRED STOCKS - 2.5%                                          SHARES
-------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.2%
 Depository Institutions
 California Federal Bancorp, Corp.,
  9.125%, Series A                                                    9           228
                                                                               ------

-------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 2.3%
 Broadcasting - 0.2%
 PriMedia Inc.,  9.200%                                               3           299
                                                                               ------

 Telecommunication - 2.1%
 Concentric Network Corp.,                                            1           546
  13.500%, PIK

                        Investment Portfolio/May 31, 1999
--------------------------------------------------------------------------------

 Nextel Communications, Inc.:
  11.125%, PIK                                                        1      $    555
                                                                             --------
  13.000%, PIK                                                        1         1,320
                                                                             --------
                                                                                2,421
                                                                             --------

TOTAL PREFERRED STOCKS (cost of $2,877)                                         2,948
                                                                             --------

WARRANTS (p)(q) - 0.0%
-------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
 Communications - 0.0%
 Clearnet Communications, Inc.,
 (expires 09/15/05)                                                   2            20
                                                                             --------

 Telecommunications - 0.0%
 MetroNet Communications Corp.,
 (expires 08/15/07) (a)                                              (r)           20
                                                                             --------

 TOTAL WARRANTS (cost of $15)                                                      40
                                                                             --------

COMMON STOCKS (q) - 0.0%
-------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION,
ELECTRIC, GAS & SANITARY SERVICES - 0.0%
 Motor, Freight & Warehousing
 St. Johnsbury Trucking Co.,                                         16           (r)
 Sun Carriers, Inc.,                                                 65             1
                                                                             --------

TOTAL COMMON STOCKS (cost of $180)                                                  1
                                                                             --------

TOTAL INVESTMENTS  (cost of $117,433)(s)                                      113,156
                                                                             --------

SHORT-TERM OBLIGATIONS - 2.8%                                     PAR
-------------------------------------------------------------------------------------
 Repurchase agreement with ABN AMRO Chicago Corp.,
 dated 05/28/99, due 06/01/99 at 5.200%, collateralized by
 U.S. Treasury notes with various maturities to 2004,
 market value $3,346 (repurchase proceeds $3,289)                $3,287         3,287
                                                                             --------


FORWARD CURRENCY CONTRACTS (t) - 0.1%                                             102
-------------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES - 0.9%                                               1,018
-------------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                          $117,563
                                                                             --------

                        Investment Portfolio/May 31, 1999
--------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1999, the value of these securities amounted to $9,973 or 8.5% of net assets.
(b) This is a Canadian security. Par amount is stated in U.S. dollars.
(c) This is a British security. Par amount is stated in U.S. dollars.
(d) Currently zero coupon. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing this rate.
(e) These securities, or a portion thereof, with a total market value of $12,764 are being used to collateralize the forward currency contracts shown below.
(f) This is an Argentinean security. Par amount is stated in U.S. dollars.
(g) This is a Mexican security. Par amount is stated in U.S. dollars.
(h) This is an Argentinean security. Par amount is stated in German
    Deutschemarks.
(i) is a Brazilian security. Par amount is stated in U.S. dollars.
(j) This is a Bulgarian security. Par amount is stated in U.S. dollars.
(k) This is a Colombian security. Par amount is stated in U.S. dollars.
(l) This is a Panamanian security. Par amount is stated in U.S. dollars.
(m) This is a Venezuelan security. Par amount is stated in U.S. dollars.
(n) This is a Russian security. Par amount is stated in U.S. dollars.
(o) This is a Mexican security. Par amount is stated in German Deutschemarks.
(p) Non-income producing.
(q) Represents fair value as determined in good faith under the direction of the Trustees.
(r) Rounds to less than one.
(s) Cost for federal income tax purposes is $117,654.
(t) As of May 31, 1999, the Trust had entered into the following forward currency exchange contracts:

                                                                      Net Unrealized
                                                                       Appreciation
   Contracts               In Exchange            Settlement          (Depreciation)
   to Deliver                  For                   Date                 (U.S$)
----------------         ---------------          ----------          --------------
A$         2,069         US$       1,346          06/22/1999               $ (4)
SK        13,270         US$       1,594          06/30/1999                 48
KB         2,785         US$       4,489          06/09/1999                 37
NZ         3,730         US$       2,019          06/09/1999                 21
                                                                           ----
                                                                           $102
                                                                           -----

                        Investment Portfolio/May 31, 1999
--------------------------------------------------------------------------------

Summary of Securities
 by Country/Currency          Currency       Value          % of Total
----------------------------------------------------------------------
United States                              $ 79,975            70.7
United Kingdom                   KB           7,702             6.8
Greece                           GD           4,067             3.6
Mexico                                        3,059             2.7
Australia                        A$           2,791             2.5
Brazil                                        2,336             2.1
New Zealand                      NZ           1,943             1.7
Argentina                        Ar           1,769             1.5
Norway                           NK           1,655             1.5
Sweden                           SK           1,551             1.4
Bulgaria                                      1,429             1.3
France                           Eu           1,306             1.1
Venezuela                                     1,172             1.0
Panama                                        1,134             1.0
Russia                                          564             0.5
Colombia                                        493             0.4
Canada                           C$             210             0.2
                                           --------         ----------
                                           $113,156           100.0
                                           --------         ----------

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

     Acronym                               Name
     -------                               ----
       PIK                            Payment-In-Kind
        DM                         German Deutschemarks
        Eu                                 euro


See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                            MAY 31, 1999 (UNAUDITED)

(in thousands except for per share amount)
ASSETS
Investments at value (cost $117,433)                                $ 113,156
Short-term obligations                                                  3,287
                                                                    ----------
                                                                      116,443
Unrealized appreciation on forward
 currency contracts                                $  106
Receivable for:
 Interest                                           2,132
Other                                                   5               2,243
                                                   -------          ----------
  Total Assets                                                        118,686

LIABILITIES
Unrealized depreciation on forward
 currency contracts                                     4
Payable for:
 Investments purchased                                300
 Distributions                                        815
Accrued:
 Deferred Trustees fees                                 4
Other
                                                   -------
  Total Liabilities                                                     1,123
                                                                    ----------

NET ASSETS  at value for 11,009
 shares of beneficial interest outstanding                          $ 117,563
                                                                    ----------

Net asset value per share                                           $   10.68
                                                                    ----------

+COMPOSITION OF NET ASSETS
Capital paid in                                                     $ 122,282
Undistributed net investment income                                        24
Accumulated net realized loss                                            (561)
Net unrealized appreciation (depreciation) on:
 Investments                                                           (4,277)
 Foreign currency transactions                                             95
                                                                    ----------
                                                                    $ 117,563
                                                                    ----------


See notes to financial statements.

                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                            $   5,402
Dividends                                                                 166
                                                                    ----------
                                                                        5,568

EXPENSES
Management fee                                     $  451
Transfer agent                                         23
Bookkeeping fee                                        17
Trustees fee                                            6
Custodian fee                                          10
Audit fee                                              18
Legal fee                                               3
Reports to shareholders                                 6
Other                                                  27                 561
                                                   -------          ----------
     Net Investment Income                                              5,007
                                                                    ----------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
Investments                                          (532)
Foreign currency transactions                         163
                                                   -------
    Net Realized Loss                                                    (369)
Net change in unrealized depreciation
 during the period on:
Investments                                        (4,478)
Foreign currency transactions                         (23)
                                                   -------
    Net Unrealized Depreciation                                        (4,501)
                                                                    ----------
        Net Loss                                                       (4,870)
                                                                    ----------
Increase in Net Assets from Operations                              $    137
                                                                    ----------


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                      (Unaudited)
                                                      Six months
                                                         ended           Year ended
(in thousands)                                           May 31          November 30
                                                    ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS                        1999               1998
Operations:
Net investment income                                $        5,007     $      10,231
Net realized gain (loss)                                       (369)             585
Net unrealized depreciation                                  (4,501)           (3,175)
                                                    ----------------   ---------------
  Net Increase from Operations                                  137             7,641
Distributions:
  From net investment income                                 (5,064)          (10,230)
  In excess of net investment income                              -               (26)
  From net realized gains                                         -              (305)
  In excess of net realized gains                                 -              (601)
                                                    ----------------   ---------------
        Total Decrease                                       (4,927)           (3,521)
                                                    ----------------   ---------------

NET ASSETS
                                                            122,490           126,011
                                                    ----------------   ---------------
  End of period (including undistributed
  net investment income of $24 and $81,
  respectively)                                      $      117,563     $     122,490
                                                    ----------------   ---------------

NUMBER OF TRUST SHARES
  Outstanding at end of period                               11,009            11,009
                                                    ----------------   ----------------


See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1999 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
 ................................................................................

In the opinion of management of Colonial InterMarket Income Trust I (the Trust), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
 ................................................................................

Organization: The Trust is a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to seek as high a level of current income and total return as is consistent with prudent risk, by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Trust in the preparation of its financial statements.

Security valuation and transactions: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

                   Notes to Financial Statements/May 31, 1999
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
 ................................................................................

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

Federal income taxes: Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions: Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Forward currency contracts: The Trust may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities.

                   Notes to Financial Statements/May 31, 1999
--------------------------------------------------------------------------------

The Trust may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains and losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Trust's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Trust. The Trust may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................

Management fee: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.75% annually of the Trust's average weekly net assets.

Bookkeeping fee: The Advisor provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Trust's average net assets over $50 million.

Other: The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

                   Notes to Financial Statements/May 31, 1999
--------------------------------------------------------------------------------
NOTE 4. PORTFOLIO INFORMATION
 ................................................................................

Investment activity: During the six months ended May 31, 1999, purchases and sales of investments, other than short-term obligations, were $34,920,973.44 and $38,476,341.44, respectively, of which $1,803,532.81 and $4,422,761.24 respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at May 31, 1999, based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation                  $1,724,957
  Gross unrealized depreciation                  (6,223,093)
                                               -------------
    Net unrealized depreciation                 $(4,498,136)
                                               -------------

Capital loss carryforwards: At November 30, 1998, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                   Year of                        Capital loss
                  expiration                      carryforward
                 -------------                    -------------
                     2006                           $ 58,000

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

Other: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. RESULTS OF ANNUAL SHAREHOLDER MEETING (UNAUDITED)
 ................................................................................

On May 26, 1999, the Annual Meeting of Shareholders of the Trust was held to elect eight Trustees, to approve an Amended and Restated Management Agreement providing for a change in the method of calculating the fee payable to the Advisor and to ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 1999. The Meeting was adjourned to June 16, 1999 in connection with the approval of an Amended and Restated Management Agreement providing for a change in the method of calculating the fee payable to the Advisor. On March 1, 1999, the record date for the Meeting, the Trust had outstanding 11,009,000 shares of beneficial interest. The votes cast at these Meetings were as follows:

                   Notes to Financial Statements/May 31, 1999
--------------------------------------------------------------------------------

1. Election of eight Trustees:
                                                   AUTHORITY
                                      FOR           WITHHELD
                                      ---           --------
Robert Birnbaum                      8,866,914      165,693
John V. Carberry                     8,877,858      154,748
James E. Grinnell                    8,878,121      154,486
Salvatore Macera                     8,876,377      156,230
James L. Moody, Jr.                  8,878,682      153,925
Robert L. Sullivan                   8,875,609      156,998
Thomas E. Stitzel                    8,878,391      154,215
Ann-Lee Verville                     8,875,618      156,989


The Board of Trustees also consists of Tom Bleasdale, Lora S. Collins, Richard
L. Lowry, William E. Mayer and John J. Neuhauser.

2. To approve an Amended and Restated Management Agreement providing for a change in the mehtod of calculating the fee payable to the Advisor.

FOR:                                 4,705,400    shares of beneficial interest
                                                  being a majority of the shares
                                                  represented at the Meeting

AGAINST:                              578,580     shares of beneficial interest

ABSTAIN:                              294,844     shares of beneficial interest

BROKER NON-VOTES:                    1,378,618

3. Ratification of the selection of PricewaterhouseCoopers LLP:

FOR:                                 8,842,347    shares of beneficial interest
                                                  being a majority of the shares
                                                  represented at the Meeting

AGAINST:                              52,830      shares of beneficial interest

ABSTAIN:                              137,429     shares of beneficial interest

BROKER NON-VOTES:                      0

                              FINANCIAL HIGHLIGHTS

Selected per share data, total return, ratios and supplemental data throughout each period are as follows:

                                         (Unaudited)
                                          Six months
                                            ended
                                            May 31           Year ended November 30
                                         ---------------------------------------------
                                            1999              1998            1997
Net asset value -
   Beginning of period                    $  11.130         $  11.450        $ 11.520
                                         -----------       -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.455             0.945           0.911
Net realized and
 unrealized (loss)                           (0.445)           (0.251)         (0.004)
                                         -----------       -----------     -----------
  Total from Investment
   Operations                                 0.010             0.694           0.907
                                         -----------       -----------     -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                   (0.460)           (0.930)         (0.977)
In excess of net investment income                -           (0.002)               -
From net realized gains                                        (0.028)              -
In excess of net realized gains                                (0.054)              -
                                         -----------       -----------     -----------
Total Distributions
 Declared to Shareholders                    (0.460)           (1.014)         (0.977)
                                         -----------       -----------     -----------
Net asset value -
 End of period                            $  10.680           $11.130        $ 11.450
                                         -----------       -----------     -----------
Market price per share -
 End of period                            $   9.625           $10.562        $ 10.940
                                         -----------       -----------     -----------
Total return - based on
 net asset value (a)                          0.23%             6.85%           8.71%
                                         -----------       -----------     -----------
Total return - based on
 market value (b)                            (4.68%)            6.26%          12.62%
                                         -----------       -----------     -----------
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                  0.93% (d)         0.93%           0.96%
Net investment income (c)                     8.32% (d)         8.22%           8.06%
Portfolio turnover                              30%               99%            154%
Net assets at end
 of period (000)                          $ 117,563         $ 122,490       $ 126,011

(a) Total return at net asset value assuming all distributions reinvested.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) Annualized.

1998 Federal Tax Information (unaudited)
An average of 25% of the Fund's investments, as of the end of each quarter, were in direct obligations of the U.S. Treasury.

Approximately 25% of the Fund's distributions (18% of gross income) were derived from interest on direct investments in U.S. Treasury bonds, notes, and bills.

                          FINANCIAL HIGHLIGHTS - CONT.


             Year ended November 30
-------------------------------------------------
   1996                 1995             1994

 $  11.270            $  10.410        $  12.010
-----------          -----------      -----------

     1.003                0.986            0.980

     0.242                0.822           (1.271)
-----------          -----------      -----------

     1.245                1.808           (0.291)
-----------          -----------      -----------

    (0.995)              (0.948)          (0.970)
      --                   --             (0.339)
-----------          -----------      -----------

    (0.995)              (0.948)          (1.309)
-----------          -----------      -----------

 $  11.520            $  11.270        $  10.410
-----------          ------------      -----------

 $  10.630            $  10.750        $  10.000
-----------          -----------      -----------

    11.94%               18.46%          (2.67)%
-----------          -----------      -----------

     8.30%               17.67%          (5.42)%
-----------          -----------      -----------

     0.95%                0.97%            0.98%
     8.33%                8.73%            8.84%
      117%                  77%              99%

 $ 126,835            $ 124,097        $ 114,568

--------------------------------------------------------------------------------
                           DIVIDEND REINVESTMENT PLAN

As a shareholder in the Fund you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan.

A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to State Street Bank and Trust Company, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 8200, Boston, Massachusetts 02266-8200.

--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial InterMarket Income Trust I is:
State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
1-800-426-5523

Colonial InterMarket Income Trust I mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

--------------------------------------------------------------------------------
                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN V. CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


                                                   CI-03/300H-0599 (7/99) 99/809

--------------------------------------------------------------------------------